Contents of Significant Accounts - Net Other Operating Income and Expenses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Analysis of income and expense [abstract]
Gain on disposal of property, plant and equipment	$ 4,467	$ 136,743	$ 82,397	$ 73,014
Impairment loss of property, plant and equipment		0	0	(455,076)
Government grants		5,220,746	1,710,176	243,150
Others		(240,605)	(138,878)	(124,213)
Total	$ 167,164	$ 5,116,884	$ 1,653,695	$ (263,125)